Redeemable Convertible Preferred Stock - Narrative (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)		14,481,191		14,481,191				8,271,962
Payments of stock issuance costs		$ 2,069,000	$ 0
Minimum gross proceeds from sale of common stock		50,000,000.0		$ 50,000,000.0
Maximum pre-money valuation requiring consent		1,000,000,000		1,000,000,000
Maximum liquidation event proceeds requiring consent to convert		$ 1,000,000,000		$ 1,000,000,000
Series Seed
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)		3,631,354		3,631,354		3,631,354		3,631,354
Redeemable convertible preferred stock, shares issued (in shares)		3,631,354		3,631,354		2,500,000		3,631,354
Original Issue Price per Share (in dollars per share)		$ 2.00		$ 2.00		$ 2.00		$ 2.00
Dividend rate (in dollars per share)		0.12		0.12
Liquidation rate (in dollars per share)		$ 2.00		$ 2.00
Series Seed 1 Preferred Stock Issued For Convertible Note
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued (in shares)						1,131,354
Proceeds from issuance of convertible preferred stock, net of issuance costs						$ 500,000
Series A
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)		4,640,604		4,640,604	4,640,608			4,640,608
Redeemable convertible preferred stock, shares issued (in shares)		4,640,604		4,640,604	4,640,604			4,640,604
Original Issue Price per Share (in dollars per share)		$ 5.86		$ 5.86	$ 5.86			$ 5.86
Payments of stock issuance costs					$ 100,000
Dividend rate (in dollars per share)		0.35		0.35
Liquidation rate (in dollars per share)		$ 5.86		$ 5.86
Series B
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)	6,209,233	6,209,233		6,209,233			5,722,489	0
Redeemable convertible preferred stock, shares issued (in shares)	6,109,232	6,109,232		6,109,232				0
Original Issue Price per Share (in dollars per share)	$ 12.45	$ 12.45		$ 12.45
Proceeds from issuance of convertible preferred stock, net of issuance costs	$ 76,100,000
Payments of stock issuance costs	$ 200,000
Dividend rate (in dollars per share)		0.75		0.75
Liquidation rate (in dollars per share)		$ 12.45		$ 12.45